Accounts receivable (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	19,006
Provisional price	107
Variation	10.00%
Effect on revenue	$ 203
Pellet [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	157
Provisional price	102
Variation	10.00%
Effect on revenue	$ 2
Copper [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	61
Provisional price	11,044
Variation	10.00%
Effect on revenue	$ 75